SHARE BASED COMPENSATION - Schedule fair values of the options granted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SHARE BASED COMPENSATION
Weighted average grant date fair value of option per share	$ 0.21	$ 0.92	$ 0.92
Aggregate grant date fair value of options	$ 191	$ 184	$ 1,079